Income and other taxes - Schedule of Income and Other Taxes by Geography (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Tax [Line Items]
Income tax expense	$ 265,402	$ 362,015
Mali
Income Tax [Line Items]
Income tax expense	216,560	215,115
Philippines
Income Tax [Line Items]
Income tax expense	(5,044)	83,904
Namibia
Income Tax [Line Items]
Income tax expense	45,773	63,879
Other
Income Tax [Line Items]
Income tax expense	$ 8,113	$ (883)